Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000001667 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	6.94%	1.23%	2.05%
C000001664 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.20%	0.16%	1.41%
C000001668 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.75%	(0.66%)	1.19%
C000001671 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.50%	0.39%	1.84%
C000001675 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	6.92%	0.07%	1.69%
C000001672 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.19%	(0.98%)	1.05%
C000001676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.45%	(0.07%)	1.64%
C000001679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.21%	1.00%	2.29%
C000001683 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	6.50%	0.67%	1.94%
C000001680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	1.80%	(0.38%)	1.31%
C000001684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	3.49%	0.11%	1.65%
C000001687 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	8.17%	1.16%	2.27%
Without Sales Load [Member] | C000137705 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	5.90%	0.22%	1.19%
Without Sales Load [Member] | C000001664 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.71%	1.03%	1.85%
Without Sales Load [Member] | C000001668 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.29%	0.19%	1.63%
Without Sales Load [Member] | C000137706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.44%	(0.61%)	0.98%
Without Sales Load [Member] | C000137707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	5.87%	(0.92%)	0.83%
Without Sales Load [Member] | C000001672 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.71%	(0.13%)	1.48%
Without Sales Load [Member] | C000001676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.90%	0.79%	2.08%
Without Sales Load [Member] | C000137708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.06%	(0.02%)	1.43%
Without Sales Load [Member] | C000137709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	5.53%	(0.34%)	1.08%
Without Sales Load [Member] | C000001680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.28%	0.47%	1.74%
Without Sales Load [Member] | C000001684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.98%	0.98%	2.08%
Without Sales Load [Member] | C000137710 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.12%	0.17%	1.44%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	6.57%	1.14%	2.30%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	7.08%	0.43%	1.54%
S And P Municipal Bond Kansas Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Kansas Index
Average Annual Return, Percent	6.21%	1.51%	2.30%
S And P Municipal Bond Kentucky Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Kentucky Index
Average Annual Return, Percent	6.71%	1.50%	2.51%
S And P Municipal Bond Michigan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Michigan Index
Average Annual Return, Percent	6.36%	1.12%	2.47%
S And P Municipal Bond Missouri Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Missouri Index
Average Annual Return, Percent	7.30%	1.37%	2.43%
Lipper Ohio Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Ohio Municipal Debt Funds Classification Average
Average Annual Return, Percent	6.75%	0.45%	1.70%
S And P Municipal Bond Ohio Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Ohio Index
Average Annual Return, Percent	5.96%	0.90%	2.46%
S And P Municipal Bond Wisconsin Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Wisconsin Index
Average Annual Return, Percent	6.74%	1.45%	2.42%